Leases (Details)	6 Months Ended
Dec. 31, 2025
Disclosure Text Block [Abstract]
Operating lease as lessee description	Under a special pricing arrangement, based on a leased area of 101,071 square meters and a price of €2.46 per square meter after adjustment for the cost of living index (2,342 points as of September 2025), the land parcel has a redemption price of €248,728. The annual rent is 7.50% of the redemption price, giving a current base annual rent of €18,655.